Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Summary Of Components Of Lease Expense

The components of lease expense were as follows:

	Six months ended June 30, 2025	Six months ended June 30, 2024
Operating lease costs	$642,822	$—
Variable lease costs	2,732	—
Short-term lease costs	61,693	—
Total lease costs	$707,247	$—

Schedule Of Supplemental Cash Flow Information Related To Leases

Supplemental cash flow information related to leases was as follows:

	Six months ended June 30, 2025	Six months ended June 30, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$629,486	$—
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$2,887,287	$—
Total	$3,516,773	$—

Schedule Of Supplemental Balance Sheet Information Related To Leases	Supplemental balance sheet information related to leases was as follows:

	June 30, 2025	December 31, 2024
Weighted average remaining lease term in years	$1.6	$—
Weighted average discount rate	7.9%	—

Schedule of Maturities of Lease Liabilities

The following table outlines maturities of the Company's lease liabilities as of June 30, 2025:

At June 30, 2025	Operating leases
Remainder of 2025	$765,458
2026	1,276,417
2027	102,658
2028	50,867
2029	—
Thereafter	—
Total lease payments	$2,195,400
Less imputed interest	132,499
Total	$2,062,901
Current portion of lease liabilities	1,452,755
Non current portion of lease liabilities	610,146
Total lease liabilities	$2,062,901